Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share
Earnings per Share

19.      Earnings per Share

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common shareholders for the period are allocated between common shareholders and participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The Company has determined that 130,000 of its 215,000 outstanding non-vested stock awards are participating securities.

Earnings per common share have been computed based on the following for the years ended December 31:

	2012	2011	2010
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Net earnings allocated to participating securities	(51,048)	—	(9,395)
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Basic
Distributed earnings allocated to common stock	$3,264,243	$3,335,221	$2,951,267
Undistributed earnings allocated to common stock	2,445,127	2,394,060	800,026
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Weighted average common shares outstanding including shares considered participating securities	6,912,886	7,114,496	7,160,214
Less: Average unallocated ESOP shares	(70,166)	(110,793)	(75,083)
Less: Average participating securities	(55,099)	—	(14,973)
Weighted average shares	6,787,621	7,003,703	7,070,158
Basic earnings per share	$0.84	$0.82	$0.53
Diluted
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,749,496
Weighted average common shares outstanding for basic	6,787,621	7,003,703	7,070,158
Dilutive effect of stock options and nonparticipating securities	5,681	—	1,860
Weighted average shares	6,793,302	7,003,703	7,072,018
Diluted earnings per share	$0.84	$0.82	$0.53

Stock options of 197,500 shares of common stock were not considered in computing dilutive earnings per common share for 2012 because they were anti-dilutive.  There were no potentially dilutive securities outstanding for 2011 and 2010.